Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2019
Convertible bonds
Schedule of convertible bonds

	December 31,
	2018	2019
	RMB	RMB

Convertible bonds, current
2019 Convertible Senior Notes	6,863	—

Convertible bonds, non-current
2025 Convertible Senior Notes	—	2,646,642
2026 Convertible Senior Notes	—	2,361,929
Total	—	5,008,571